Management Report - Corporate Divisions - C & O (Detail) - Corporate and Other [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidations & Adjustments [Line Items]
Net revenues	€ 182	€ (91)	€ 166	€ (144)
Provision for credit losses	2	(2)	2	0
Noninterest expenses [Abstract]
Compensation and benefits	723	800	1,453	1,566
General and administrative expenses	(606)	(727)	(1,316)	(1,379)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	5	0	5
Total noninterest expenses	117	77	137	192
Noncontrolling interests	(51)	(48)	(82)	(51)
Profit (loss) before tax	€ 113	€ (119)	€ 109	€ (286)